Quarterly Holdings Report
for
Fidelity® Momentum Factor ETF
April 30, 2021
T21-QTLY-0621
1.9880056.104

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.9%
	Shares	Value
COMMUNICATION SERVICES – 10.8%
Entertainment – 1.6%
Netflix, Inc. (a)	2,879	$1,478,280
Roku, Inc. (a)	2,040	699,659
		2,177,939
Interactive Media & Services – 8.5%
Alphabet, Inc. Class A (a)	2,461	5,791,964
Facebook, Inc. Class A (a)	11,229	3,650,323
Pinterest, Inc. Class A (a)	10,946	726,486
Snap, Inc. Class A (a)	15,092	932,987
Zillow Group, Inc. Class C (a)	5,525	718,913
		11,820,673
Wireless Telecommunication Services – 0.7%
T-Mobile US, Inc. (a)	7,460	985,690
TOTAL COMMUNICATION SERVICES		14,984,302
CONSUMER DISCRETIONARY – 11.9%
Automobiles – 1.8%
Tesla, Inc. (a)	3,439	2,439,764
Hotels, Restaurants & Leisure – 1.0%
Chipotle Mexican Grill, Inc. (a)	514	766,903
DraftKings, Inc. Class A (a)(b)	11,401	645,981
		1,412,884
Internet & Direct Marketing Retail – 5.1%
Amazon.com, Inc. (a)	1,713	5,939,690
Chewy, Inc. Class A (a)(b)	6,209	494,982
Etsy, Inc. (a)	3,391	674,097
		7,108,769
Leisure Products – 0.4%
Peloton Interactive, Inc. Class A (a)	5,119	503,454
Multiline Retail – 1.4%
Dollar General Corp.	4,016	862,436
Target Corp.	5,107	1,058,477
		1,920,913
Specialty Retail – 1.4%
Carvana Co. (a)	2,371	676,351
Lowe's Cos., Inc.	6,264	1,229,310
		1,905,661
Textiles, Apparel & Luxury Goods – 0.8%
NIKE, Inc. Class B	8,897	1,179,920
TOTAL CONSUMER DISCRETIONARY		16,471,365
CONSUMER STAPLES – 5.8%
Beverages – 0.9%
Monster Beverage Corp. (a)	6,718	651,982
The Boston Beer Co., Inc. Class A (a)	492	598,513
		1,250,495
Food & Staples Retailing – 1.6%
Costco Wholesale Corp.	2,947	1,096,549
Walmart, Inc.	8,363	1,170,068
		2,266,617

	Shares	Value

Food Products – 0.9%
Darling Ingredients, Inc. (a)	7,681	$533,445
Freshpet, Inc. (a)	3,423	632,639
		1,166,084
Household Products – 1.8%
Colgate-Palmolive Co.	9,252	746,636
The Procter & Gamble Co.	12,576	1,677,890
		2,424,526
Personal Products – 0.6%
The Estee Lauder Cos., Inc. Class A	2,777	871,423
TOTAL CONSUMER STAPLES		7,979,145
ENERGY – 2.4%
Energy Equipment & Services – 0.3%
Halliburton Co.	26,317	514,761
Oil, Gas & Consumable Fuels – 2.1%
Cheniere Energy, Inc. (a)	7,470	579,074
Chevron Corp.	11,724	1,208,393
EQT Corp. (a)	26,103	498,567
The Williams Cos., Inc.	24,108	587,271
		2,873,305
TOTAL ENERGY		3,388,066
FINANCIALS – 11.3%
Banks – 1.5%
First Republic Bank	5,795	1,061,876
SVB Financial Group (a)	1,865	1,066,463
		2,128,339
Capital Markets – 5.9%
BlackRock, Inc.	1,598	1,309,242
Intercontinental Exchange, Inc.	8,844	1,041,027
KKR & Co., Inc.	20,942	1,184,898
MarketAxess Holdings, Inc.	1,542	753,205
Morgan Stanley	16,373	1,351,591
MSCI, Inc.	2,197	1,067,237
The Charles Schwab Corp.	20,158	1,419,123
		8,126,323
Diversified Financial Services – 2.1%
Berkshire Hathaway, Inc. Class B (a)	10,354	2,846,832
Insurance – 1.3%
Erie Indemnity Co. Class A	3,262	698,133
The Progressive Corp.	11,204	1,128,691
		1,826,824
Mortgage Real Estate Investment Trusts (REITs) – 0.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,181	690,685
TOTAL FINANCIALS		15,619,003
HEALTH CARE – 13.5%
Biotechnology – 3.7%
AbbVie, Inc.	14,714	1,640,611

Quarterly Report	2

Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Moderna, Inc. (a)	6,504	$ 1,163,045
Natera, Inc. (a)	8,133	894,793
Novavax, Inc. (a)	3,381	801,060
Twist Bioscience Corp. (a)	4,896	656,994
		5,156,503
Health Care Equipment & Supplies – 4.0%
Abbott Laboratories	13,809	1,658,185
Align Technology, Inc. (a)	1,911	1,138,058
Danaher Corp.	6,026	1,530,242
IDEXX Laboratories, Inc. (a)	2,160	1,185,818
		5,512,303
Health Care Providers & Services – 1.8%
UnitedHealth Group, Inc.	6,059	2,416,329
Health Care Technology – 0.7%
Veeva Systems, Inc. Class A (a)	3,637	1,027,271
Life Sciences Tools & Services – 3.3%
Agilent Technologies, Inc.	8,465	1,131,263
Mettler-Toledo International, Inc. (a)	843	1,107,129
Pacific Biosciences of California, Inc. (a)	26,549	792,488
Thermo Fisher Scientific, Inc.	3,211	1,509,908
		4,540,788
TOTAL HEALTH CARE		18,653,194
INDUSTRIALS – 9.3%
Air Freight & Logistics – 1.7%
FedEx Corp.	3,568	1,035,826
United Parcel Service, Inc. Class B	6,608	1,347,107
		2,382,933
Building Products – 0.6%
Carrier Global Corp.	19,962	869,944
Construction & Engineering – 0.7%
Quanta Services, Inc.	9,304	899,139
Electrical Equipment – 1.2%
Generac Holdings, Inc. (a)	2,684	869,482
Plug Power, Inc. (a)	11,449	326,411
Sunrun, Inc. (a)	9,329	457,121
		1,653,014
Machinery – 2.4%
Caterpillar, Inc.	5,314	1,212,176
Cummins, Inc.	3,273	824,927
Deere & Co.	3,281	1,216,759
		3,253,862
Professional Services – 0.5%
CoStar Group, Inc. (a)	850	726,265
Road & Rail – 2.2%
Old Dominion Freight Line, Inc.	3,625	934,561
Saia, Inc. (a)	3,724	873,278

	Shares	Value

Union Pacific Corp.	5,572	$ 1,237,486
		3,045,325
TOTAL INDUSTRIALS		12,830,482
INFORMATION TECHNOLOGY – 26.5%
IT Services – 4.2%
Okta, Inc. (a)	4,129	1,113,591
PayPal Holdings, Inc. (a)	8,243	2,162,057
Square, Inc. Class A (a)	5,863	1,435,380
Twilio, Inc. Class A (a)	3,119	1,147,168
		5,858,196
Semiconductors & Semiconductor Equipment – 4.0%
Enphase Energy, Inc. (a)	5,654	787,319
NVIDIA Corp.	4,100	2,461,558
QUALCOMM, Inc.	10,331	1,433,943
SolarEdge Technologies, Inc. (a)	3,505	923,708
		5,606,528
Software – 12.1%
Cloudflare, Inc. Class A (a)	13,026	1,103,823
Crowdstrike Holdings, Inc. Class A (a)	5,357	1,116,988
Digital Turbine, Inc. (a)	16,102	1,214,574
DocuSign, Inc. (a)	4,981	1,110,464
Microsoft Corp.	31,263	7,883,904
ServiceNow, Inc. (a)	2,474	1,252,760
The Trade Desk, Inc. Class A (a)	1,368	997,696
Zoom Video Communications, Inc. Class A (a)	3,411	1,090,053
Zscaler, Inc. (a)	5,138	964,094
		16,734,356
Technology Hardware, Storage & Peripherals – 6.2%
Apple, Inc.	64,838	8,523,603
TOTAL INFORMATION TECHNOLOGY		36,722,683
MATERIALS – 2.8%
Chemicals – 1.6%
Albemarle Corp.	1,814	305,060
Corteva, Inc.	8,110	395,444
Linde PLC (a)	2,788	796,922
The Scotts Miracle-Gro Co.	1,109	256,356
The Sherwin-Williams Co.	1,849	506,386
		2,260,168
Containers & Packaging – 0.5%
Ball Corp.	3,695	346,000
Packaging Corp. of America	2,017	297,810
		643,810
Metals & Mining – 0.7%
Freeport-McMoRan, Inc.	13,110	494,378
Newmont Corp.	6,748	421,142
		915,520
TOTAL MATERIALS		3,819,498
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – 3.1%
Equity Real Estate Investment Trusts (REITs) – 2.8%
Alexandria Real Estate Equities, Inc.	1,396	$ 252,816
American Tower Corp.	2,227	567,373
Crown Castle International Corp.	2,447	462,630
Digital Realty Trust, Inc.	1,995	307,848
Duke Realty Corp.	5,079	236,275
Equinix, Inc.	515	371,191
Extra Space Storage, Inc.	1,726	256,639
Prologis, Inc.	4,049	471,830
Public Storage	1,182	332,331
SBA Communications Corp.	935	280,238
Weyerhaeuser Co.	6,949	269,413
		3,808,584
Real Estate Management & Development – 0.3%
CBRE Group, Inc. Class A (a)	3,353	285,676
Redfin Corp. (a)	2,126	150,478
		436,154
TOTAL REAL ESTATE		4,244,738
UTILITIES – 2.5%
Electric Utilities – 1.3%
Duke Energy Corp.	5,785	582,492
NextEra Energy, Inc.	10,562	818,660
Xcel Energy, Inc.	6,599	470,509
		1,871,661
Independent Power and Renewable Electricity Producers – 0.3%
The AES Corp.	13,900	386,698
Multi-Utilities – 0.6%
DTE Energy Co.	3,219	450,724
Public Service Enterprise Group, Inc.	6,935	438,015
		888,739

	Shares	Value

Water Utilities – 0.3%
American Water Works Co., Inc.	2,455	$ 382,955
TOTAL UTILITIES		3,530,053
TOTAL COMMON STOCKS (Cost $112,551,515)		138,242,529
Money Market Funds – 0.9%

Fidelity Cash Central Fund, 0.04% (c)	156,199	156,230
Fidelity Securities Lending Cash Central Fund, 0.04% (c)(d)	1,151,510	1,151,625
TOTAL MONEY MARKET FUNDS (Cost $1,307,855)		1,307,855
TOTAL INVESTMENT IN SECURITIES – 100.8% (Cost $113,859,370)		139,550,384
NET OTHER ASSETS (LIABILITIES) (e) – (0.8%)		(1,102,621)
NET ASSETS – 100.0%		$ 138,447,763

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $9,900 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME Micro E-mini S&P 500 Index Future Contracts (United States)	9	June 2021	$187,848	$10,763	$10,763
The notional amount of futures purchased as a percentage of Net Assets is 0.1%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 136
Fidelity Securities Lending Cash Central Fund	1,426
Total	$1,562
Quarterly Report	4

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	6

7	Quarterly Report